Organization and Nature of Operations - Going Concern (Details) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	Nov. 24, 2025	Nov. 06, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Organization and Nature of Operations
Cash and cash equivalents			$ 3,534		$ 6,154	$ 287
Net working capital					4,100
Cash for operating activities			2,489	$ 1,536	5,712	3,871
Accumulated deficit			$ 16,755		$ 14,593	10,365
Substantial doubt about the Company's ability to continue as a going concern			true		true
Proceeds from issuance of shares	$ 15,600	$ 15,000				$ 2,378
Initial public offering
Organization and Nature of Operations
Proceeds from issuance of shares	$ 15,000